Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY

6. STOCKHOLDERS’ EQUITY

Pursuant to the Certificate of Incorporation of 60 Degrees Pharmaceuticals, Inc., the Company’s authorized shares consist of (a) 150,000,000 shares of common stock, par value $0.0001 per share and (b) 1,000,000 shares of preferred stock, par value $0.0001 per share, of which 80,965 have been designated as Series A Non-Voting Convertible Preferred Stock (“Series A Preferred Stock”). As of September 30, 2024, 1,861,914 shares of common stock and 76,480 shares of Series A Preferred Stock are issued and outstanding.

Following stockholder approval in July 2024, on July 30, 2024, the Company filed an Amendment to the Certificate of Incorporation with the Secretary of State of Delaware to effect the 1:12 Reverse Stock Split of the issued and outstanding shares of the Company’s common stock, which was effective as of August 12, 2024. As of the effective time of the Reverse Stock Split, every twelve (12) issued and outstanding shares of the Company’s common stock were automatically combined and converted into one (1) issued and outstanding share of the Company’s common stock, reducing the number of shares of common stock outstanding from 21,219,937 shares to 1,768,337 shares. No fractional shares of common stock were issued in connection with the Reverse Stock Split and all fractional shares were rounded up to the nearest whole share with respect to outstanding shares of common stock. The Company issued an additional 93,563 shares of common stock on August 19, 2024 for rounding due to fractional shares. The Reverse Stock Split did not change the authorized number of shares of common stock or preferred stock, or the number of issued and outstanding shares of Series A Preferred Stock. All references to numbers of shares of the Company’s common stock and per share information have been retroactively adjusted, as appropriate, to reflect the Reverse Stock Split.

(a) Common Stock

In January and March 2023, the Board of Directors, with the consent of Tyrone Miller and Geoffrey S. Dow, respectively, approved resolutions to cancel an aggregate of 16,009 shares of common stock issued to Tyrone Miller and 104,910 shares of common stock issued to the Geoffrey S. Dow Revocable Trust to allow the Company to issue new shares to vendors in exchange for valuable services to be provided for use in the Company’s operations. The cancelled shares represented approximately 61% of the issued and outstanding shares as of December 31, 2022.

In January and March 2023, the Company issued a total of 120,253 shares of common stock to certain vendors as payment for services rendered or to be provided to the Company.

In connection with the closing of the Company’s IPO as discussed in Note 1, the Company issued common stock as follows:

●	As a result of the effectiveness of the Registration Statement on July 11, 2023, the Company issued a total of 3,336 restricted shares of common stock to the following directors and in the amounts listed: (i) Stephen Toovey (834 restricted shares of common stock), (ii) Charles Allen (834 restricted shares of common stock), (iii) Paul Field (834 restricted shares of common stock) and (iv) Cheryl Xu (834 restricted shares of common stock), by virtue of the directors’ agreements discussed in Note 11.

●	On July 14, 2023, the IPO closed, and the Company issued 117,925 shares of common stock from the sale of units at a price of $63.60 per unit, generating $6,454,325 in net proceeds, after deducting the underwriting discount and commission and other estimated IPO expenses. As a result of the completion of the IPO and as required under the terms of the respective agreements, on July 14, 2023:

o	The Company issued an aggregate of 142,270 shares of common stock upon conversion of the Company’s outstanding debt obligations as follows: (i) 31,996 shares issued to the holders of the 2022 and 2023 Bridge Notes and the Related Party Notes, (ii) 17,912 shares issued pursuant to the Xu Yu Note, including the Amendment, and (iii) 92,362 shares issued to Knight upon conversion of the principal amount of the Convertible Knight Loan, in each case at the conversion prices detailed in Note 8.

o	The Company issued 2,438 shares of common stock to BioIntelect as deferred equity compensation valued in the amount of $155,000.

In July 2023, the Company issued an aggregate of 15,371 shares of common stock upon the exercise of (i) 2,621 Bridge Warrants (as defined below), (ii) 5,000 Non-tradeable Warrants, and (iii) 7,750 Tradeable Warrants.

On July 25, 2023, the Company converted 2,162 shares of Series A Preferred Stock held by Knight into 3,797 shares of common stock.

On January 29, 2024, the Company, entered into an Underwriting Agreement with WallachBeth Capital LLC (the “Underwriting Agreement”), relating to the Company’s public offering (the “January 2024 Offering”) of 438,409 units (the “Units”) at an offering price of $4.62 per Unit and 83,259 pre-funded units (the “Pre-Funded Units”) at an offering price of $4.50 per Pre-Funded Unit. Each Unit consisted of one share of common stock and one warrant exercisable for one share of common stock (the “January 2024 Warrants”). Each January 2024 Warrant has an exercise price of $5.082 per share (110% of the offering price per Unit), was exercisable immediately upon issuance and expires five years from the date of issuance. Each Pre-Funded Unit consists of one pre-funded warrant exercisable for one share of common stock (the “January 2024 Pre-Funded Warrants”) and one warrant identical to the January 2024 Warrants included in the Units. The purchase price of each Pre-Funded Unit was equal to the price per Unit sold to the public in the offering, minus $0.12, and the exercise price of each January 2024 Pre-Funded Warrant is $0.12 per share. The January 2024 Pre-Funded Warrants were immediately exercisable and may be exercised at any time until exercised in full.

The Company granted WallachBeth Capital LLC an option, exercisable within 45 days after the closing of the offering, to purchase up to 65,762 shares of the Company’s common stock at a price of $4.62 per share and/or 78,250 January 2024 Warrants at a price of $0.12 per warrant and/or 12,489 January 2024 Pre-Funded Warrants at a price of $4.50 per pre-funded warrant, or any combination of additional shares of common stock, January 2024 Warrants and/or January 2024 Pre-Funded Warrants, representing, in the aggregate, up to 15% of the number of Units sold in the offering, 15% of the January 2024 Warrants underlying the Units and Pre-Funded Units sold in the offering and 15% of the January 2024 Pre-Funded Warrants underlying the Pre-Funded Units sold in the offering, in all cases less the underwriting discount to cover over-allotments, if any. WallachBeth Capital LLC partially exercised its over-allotment option with respect to 68,182 January 2024 Warrants on January 31, 2024, and purchased an additional 5 shares of common stock at a purchase price of $4.50 per share and 5 January 2024 Warrants at a purchase price of $0.12 per warrant on February 14, 2024.

The Company also issued to WallachBeth Capital LLC warrants (the “January 2024 Representative Warrants”) to purchase 31,300 shares of the Company’s common stock, which is equal to 6% of the common stock sold that were part of the Units and the January 2024 Pre-Funded Warrants sold in the Offering, at an exercise price of $5.082 per share (110% of the offering price per Unit). The January 2024 Representative Warrants are exercisable beginning on January 31, 2024 until January 31, 2029.

The Units and Pre-Funded Units were offered and sold pursuant to the Company’s Registration Statement on Form S-1 (File No. 333-276641), originally filed with the SEC on January 22, 2024 (the “January 2024 Registration Statement”) and the final prospectus filed with the SEC pursuant to Rule 424(b)(4) of the Securities Act of 1933, as amended. The January 2024 Registration Statement was declared effective by the SEC on January 29, 2024. The closing of the January 2024 Offering occurred on January 31, 2024. The net proceeds to the Company from the January 2024 Offering were approximately $1.9 million, after deducting underwriting discounts and commissions and the payment of other offering expenses payable by the Company.

On February 1, 2024 and April 9, 2024, the Company issued 41,630 shares and 41,629 shares of common stock, respectively upon the exercise of 41,630 and 41,629 January 2024 Pre-Funded Warrants, respectively, resulting in aggregate proceeds to the Company of $9,990.

On April 1, 2024, the Company entered into an Amendment to the Debt Exchange Agreement with Trevally, LLC (“Trevally”), which amends the original agreement with Trevally (executed in January 2023). Pursuant to the Amendment, Trevally agreed to return 10,000 shares of the Company’s common stock, initially issued to Trevally in January 2023 as advance consideration for agreeing to complete the synthesis of research materials for the Company. Trevally returned the previously issued shares for no consideration on April 3, 2024. Trevally delivered the completed research materials to the Company on July 1, 2024.

On July 12, 2024, the Company entered into an At-the-Market Issuance Sales Agreement (the “ATM Agreement”) with WallachBeth Capital LLC as sales agent, to sell shares of common stock having an aggregate offering price of up to $1,253,603 from time to time, through an “at the market offering” program (the “ATM Offering”). The offer and sale of shares of common stock from the ATM Offering was made pursuant to the Company’s shelf registration statement on Form S-3 and accompanying base prospectus (Registration Statement No. 333-280796) contained therein which became effective on July 18, 2024. The prospectus supplement was subsequently amended on July 22, 2024, July 24, 2024, July 26, 2024, and August 2, 2024, to increase the maximum aggregate offering price under the ATM Agreement to $1,774,640, $1,890,705, $2,190,416, and $2,295,192, respectively. From July 19, 2024 to August 1, 2024, the Company sold a total of 677,819 shares in the ATM Offering, for gross proceeds of $1,994,583.

On July 22, 2024 and July 26, 2024, the Company converted 1,291 and 1,032 shares of Series A Preferred Stock, respectively, held by Knight Therapeutics Inc. into 40,000 shares and 33,334 shares of common stock, respectively.

(b) Common Stock Warrants

As of September 30, 2024, the Company accounts for all issued and outstanding warrants to purchase common stock as equity-classified instruments based on the guidance in ASC 480 and ASC 815.

In May 2022 and May 2023, in connection with the issuance of the Related Party Notes and the 2022 and 2023 Bridge Notes as described in Note 8, the Company issued five-year warrants to each of the noteholders with an exercise price dependent on the IPO price (collectively, the “Bridge Warrants”). The number of shares issuable upon exercise of the warrants was contingent on the number of shares issued upon conversion of the notes following the Company’s IPO. As of the closing of the Company’s IPO, the Bridge Warrants became exercisable into an aggregate of 19,330 shares of the Company’s common stock, 6,661 of which have an exercise price of $57.24 (90% of the IPO price), and 12,669 with an exercise price of $69.96 (110% of the IPO Price). Prior to the IPO, the Bridge Warrants were classified as derivative liabilities in accordance with the provisions of ASC 815 and were carried at their respective fair values. (See Note 8). In connection with the IPO, the terms of the Bridge Warrants became fixed. The Company determined the event resulted in equity classification for the Bridge Warrants and, accordingly, the Company remeasured the warrant liabilities to fair value, and reclassified the warrants to additional paid-in capital.

As of the respective issuance dates, the Company accounts for the Tradeable Warrants, the Non-tradeable Warrants, and the IPO Representative Warrants (each as defined in Note 1), the January 2024 Pre-Funded Warrants, the January 2024 Warrants, and the January 2024 Representative Warrants (each as defined above) as equity-classified financial instruments.

On September 4, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an institutional investor, agreeing to issue and sell in a private placement offering (the “Private Placement”) (i) pre-funded warrants to purchase 2,898,551 shares of common stock (the “September 2024 Pre-Funded Warrants”), (ii) series A warrants to purchase 2,898,551 shares of common stock (the “Series A Warrants”), and (iii) series B warrants to purchase 2,898,551 shares of common stock (the “Series B Warrants) at a price of $1.379 per Pre-Funded Warrant and accompanying Series A and Series B Warrants. The Private Placement closed on September 5, 2024, generating net proceeds to the Company of $3,414,502, after deducting placement agent fees and offering expenses.

The September 2024 Pre-Funded Warrants have an exercise price of $0.001 per share and are immediately exercisable, subject to certain ownership restrictions, and will remain exercisable until exercised in full. The Series A and Series B Warrants have an exercise price of $1.38 per share and will be exercisable beginning on the effective date of stockholder approval to approve the exercise of the Series A and Series B Warrants and the September 2024 Agent Warrants, defined below, to comply with applicable listing rules and regulations of the Nasdaq Stock Market (“Stockholder Approval”, and such date that approval is obtained, the “Stockholder Approval Date”). The Series A Warrants expire five years after the Stockholder Approval Date and the Series B Warrants will expire 18 months after the Stockholder Approval Date.

As compensation for acting as the placement agent for the Private Placement, the Company issued to H.C. Wainwright & Co., LLC warrants to purchase up to 217,391 shares of stock (the “September 2024 Agent Warrants”). The September 2024 Agent Warrants have substantially the same terms as the Series A Warrants, except that the September 2024 Agent Warrants have an exercise price equal to $1.725 per share.

The following table presents a summary of the activity for the Company’s equity-classified warrants during the three and nine months ended September 30, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Total outstanding, December 31, 2022	-	$-	-
Total outstanding, March 31, 2023	-	$-	-
Total outstanding, June 30, 2023	-	$-	-
Reclassified from derivative liabilities	19,330	65.58	4.15
Granted	259,700	74.60	5.00
Exercised	(15,371)	73.63	5.00
Forfeited	-	-	-
Expired	-	-	-
Total outstanding, September 30, 2023	263,659	$73.99	4.73
Total exercisable, September 30, 2023	263,659	$73.99	4.73

The following table presents a summary of the activity for the Company’s equity-classified warrants during the three and nine months ended September 30, 2024:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Total outstanding, December 31, 2023	263,659	$74.00	4.47
Granted	704,414	4.50	5.00
Exercised	(41,630)	0.12	Indefinite
Forfeited	-	-	-
Expired	-	-	-
Total outstanding, March 31, 2024	926,443	$24.47	4.67
Granted	-	-	-
Exercised	(41,629)	0.12	Indefinite
Forfeited	-	-	-
Expired	-	-	-
Total outstanding, June 30, 2024	884,814	$25.62	4.41
Granted(1)	8,913,044	0.94	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Total outstanding, September 30, 2024(1)	9,797,858	$3.17	4.16
Total exercisable, September 30, 2024(2)	3,783,365	$5.99	4.16

(1)	Weighted average remaining contractual life calculations exclude (i) 2,898,551 Pre-Funded Warrants issued September 2024 that do not have a contractual expiration date, (ii) 217,391 September 2024 Agent Warrants and 2,898,551 Series A Warrants issued September 2024 that will expire five years from the Stockholder Approval Date, defined above, and (iii) 2,898,551 Series B Warrants issued September 2024 that will expire eighteen months from the Stockholder Approval Date.
(2)	Weighted average remaining contractual life calculation excludes 2,898,551 exercisable Pre-Funded Warrants issued September 2024 that do not have a contractual expiration date

During the three and nine months ended September 30, 2023, the Company received aggregate cash proceeds of $1,131,771 upon the exercise of 2,621 Bridge Warrants with an exercise price of $69.96, 5,000 Non-tradeable Warrants with an exercise price of $76.32, and 7,750 Tradeable Warrants with an exercise price of $73.14. There were no warrants exercised during the three months ended September 30, 2024. During the nine months ended September 30, 2024, the Company received aggregate cash proceeds of $9,990 upon the exercise of 83,259 January 2024 Pre-Funded Warrants with an exercise price of $0.12.

The following table summarizes the significant assumptions used in determining the fair value of equity-classified warrants granted during the nine months ended September 30, 2024:

2024
Stock price	$3.36
Exercise price	$5.08
Risk-free interest rate	3.91%
Expected volatility	95.00%
Expected term (years)	5.00
Expected dividend yield	0.00%

(c) Series A Preferred Stock

The holders of shares of Series A Preferred Stock have the rights, preferences, powers, restrictions and limitations as set forth below.

Voting Rights - The holders of shares of Series A Preferred Stock are not entitled to any voting rights.

Dividends - From and after the date of issuance of any share of Series A Preferred Stock, cumulative dividends shall accrue, whether or not declared by the Board and whether or not there are funds legally available for the payment of dividends, on a daily basis in arrears at the rate of 6.0% per annum on the sum of the Liquidation Value (as defined below). Accrued dividends shall be paid in cash only when, as and if declared by the Board out of funds legally available therefor or upon a liquidation or redemption of the Series A Preferred Stock. On March 31 of each calendar year, any accrued and unpaid dividends shall accumulate and compound on such date, and are cumulative until paid or converted. Holders of shares of Series A Preferred Stock are entitled to receive accrued and accumulated dividends prior to and in preference to any dividend, distribution, or redemption on shares of Common Stock or any other class of securities that is designated as junior to the Series A Preferred Stock. During the three months ended September 30, 2024 and 2023, dividends in the amount of $116,571 and $101,538, accrued on outstanding shares of Series A Preferred Stock, respectively ($352,332 and $101,538 for the nine months ended September 30, 2024 and 2023, respectively). As of September 30, 2024, cumulative dividends on outstanding shares of Series A Preferred Stock amount to $573,046. To date, the Company has not declared or paid any dividends.

Liquidation Rights - In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of shares of Series A Preferred Stock then outstanding will share ratably in any distribution of the remaining assets and funds of the Company with all other stockholders as if each share of Series A Preferred Stock had been converted by the Company to Common Stock as described below.

Conversion Rights - The Company has the right, in its sole discretion, to convert all or any portion of the outstanding shares of Series A Preferred Stock (including any fraction of a share), plus the aggregate accrued or accumulated and unpaid dividends thereon into a number of shares of Common Stock determined by (i) multiplying the number of shares to be converted by $100 per share, as adjusted for any stock splits, stock dividends, recapitalizations or similar transactions with respect to the Series A Preferred Stock (but unchanged as a result of the Reverse Stock Split impacting the Common Stock on August 12, 2024) (the “Liquidation Value”), (ii) plus all accrued and accumulated and unpaid dividends on such shares to be converted, and then (ii) dividing the result by the then-effective Conversion Price in effect, provided that such conversion would not result in the holders of shares of Series A Preferred Stock owning more than 19.9% of the outstanding shares of common stock on an as-converted basis. The “Conversion Price” is equal to the lesser of (a) the Liquidation Value, (b) the offering price per share of Common Stock in the Company’s IPO, as adjusted for the 1:12 Reverse Stock Split after August 12, 2024, or $60 per share or (c) the 10-day volume weighted average price per share of Common Stock, as reasonably determined by the Company.

6. STOCKHOLDERS’ EQUITY

On June 1, 2022, 60P LLC entered into the Agreement and Plan of Merger with 60 Degrees Pharmaceuticals, Inc., pursuant to which 60P LLC merged into 60 Degrees Pharmaceuticals, Inc. (the “Merger”). The value of each outstanding member’s membership interest in 60P LLC was correspondingly converted into common stock of 60 Degrees Pharmaceuticals, Inc., par value $0.0001 per share, with a cost basis equal to $5 per share.

Pursuant to the Certificate of Incorporation of 60 Degrees Pharmaceuticals, Inc., the Company’s authorized shares consist of (a) 150,000,000 shares of common stock, par value $0.0001 per share and (b) 1,000,000 shares of preferred stock, par value $0.0001 per share, of which 80,965 have been designated as Series A Non-Voting Convertible Preferred Stock (“Series A Preferred Stock”). As of December 31, 2023, 5,810,089 shares of Common Stock and 78,803 shares of Series A Preferred Stock are issued and outstanding.

Common Stock

On June 30, 2022 the Company issued 37,067 shares of common stock to its Chief Executive Officer for $185,335 at a purchase price of $5 per share.

In January and March 2023, the Board of Directors, with the consent of Tyrone Miller and Geoffrey S. Dow, respectively, approved resolutions to cancel an aggregate of 192,101 shares of common stock issued to Tyrone Miller and 1,258,899 shares of common stock issued to the Geoffrey S. Dow Revocable Trust to allow the Company to issue new shares to vendors in exchange for valuable services to be provided for use in the Company’s operations. The cancelled shares represented approximately 61% of the issued and outstanding shares as of December 31, 2022.

In January and March 2023, the Company issued a total of 1,443,000 shares of common stock to certain vendors as payment for services rendered or to be provided to the Company.

In connection with the closing of the Company’s IPO as discussed in Note 1, the Company issued common stock as follows:

●	As a result of the effectiveness of the Registration Statement on July 11, 2023, the Company issued a total of 40,000 restricted shares of common stock to the following directors and in the amounts listed: (i) Stephen Toovey (10,000 restricted shares of common stock), (ii) Charles Allen (10,000 restricted shares of common stock), (iii) Paul Field (10,000 restricted shares of common stock) and (iv) Cheryl Xu (10,000 restricted shares of common stock), by virtue of the terms of the agreements discussed in Note 12.

●	On July 13, 2023, the Company issued 31,447 shares of common stock upon the exercise of 31,447 Bridge Warrants (as defined below).

●	On July 14, 2023, the IPO closed, and the Company issued 1,415,095 shares of common stock from the sale of units at a price of $5.30 per unit, generating $6,454,325 in net proceeds, after deducting the underwriting discount and commission and other estimated IPO expenses paid at closing. As a result of the completion of the IPO and as required under the terms of the respective agreements, on July 14, 2023:

o	The Company issued an aggregate of 383,908 shares of common stock upon conversion of the 2022 and 2023 Bridge Notes and the Related Party Notes described in Note 8.

o	The Company issued 29,245 shares of common stock to BioIntelect as deferred equity compensation valued in the amount of $155,000.

o	The Company issued 214,934 shares of common stock upon conversion of the Xu Yu Note, including the Amendment described in Note 8.

o	The Company issued 1,108,337 shares of common stock to Knight upon conversion of the cumulative outstanding principal as of March 31, 2022 at the conversion price detailed in Note 8 (representing 19.9% of our outstanding common stock after giving effect to the IPO).

●	On July 17, 2023 the Company issued 60,000 shares of common stock upon the exercise of 60,000 Non-tradeable Warrants.

●	On July 17, 2023, the Company issued 93,000 shares of common stock upon the exercise of 93,000 Tradeable Warrants.

●	On July 28, 2023, the Company issued 45,560 shares of common stock to Knight upon conversion of 2,162 shares of Series A Preferred Stock.

On December 28, 2023, the Company issued 10,554 shares of common stock to Red Chip as deferred equity compensation valued in the amount of $40,000, as required by the terms of the investment relations consulting agreement described in Note 7.

Common Stock Warrants

In May 2022 and May 2023, in connection with the issuance of the Related Party Notes and the 2022 and 2023 Bridge Notes as described in Note 8, the Company issued five-year warrants to each of the noteholders with an exercise price dependent on the IPO price (collectively, the “Bridge Warrants”). The number of shares issuable upon exercise of the warrants was contingent on the number of shares issued upon conversion of the notes following the Company’s IPO. As of the closing of the Company’s IPO, the Bridge Warrants became exercisable into an aggregate of 231,917 shares of the Company’s common stock, 79,926 of which are held by related parties and have an exercise price of $4.77 (90% of the IPO price), and 151,991 with an exercise price of $5.83 (110% of the IPO Price). Prior to the IPO, the Bridge Warrants were classified as derivative liabilities in accordance with the provisions of ASC 815 and were carried at their respective fair values. (See Note 9). In connection with the IPO, the terms of the Bridge Warrants became fixed. The Company determined the event resulted in equity classification for the Bridge Warrants and, accordingly, the Company remeasured the warrant liabilities to fair value, and reclassified the warrants to Additional Paid-in Capital.

On July 12, 2023, the Company executed a Warrant Agent Agreement with Equity Stock Transfer, LLC, acting as warrant agent for the IPO, which sets forth the procedures for registering, transferring and exercising the Tradeable Warrants and Non-tradeable Warrants issued in connection with the IPO. The Company accounts for the Tradeable Warrants, the Non-tradeable Warrants, and the Representative Warrants (defined in Note 1) as equity-classified financial instruments.

There were no equity-classified warrants issued or outstanding prior to the Company’s IPO. The following table presents information related to stock warrants at December 31, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Total outstanding, December 31, 2022	-	$-	-
Reclassified from Derivative Liabilities	231,917	5.46	4.15
Granted	3,116,384	6.22	5.00
Exercised	(184,447)	6.14	5.00
Forfeited	-	-	-
Expired	-	-	-
Total outstanding, December 31, 2023	3,163,854	$6.17	4.47
Total exercisable, December 31, 2023	3,163,854	$6.17	4.47

There were no warrant exercises, forfeitures, or expirations prior to the IPO. During the year ended December 31, 2023, the Company received aggregate cash proceeds of $1,131,771 upon the exercise of 31,447 Bridge Warrants, 60,000 Non-tradeable Warrants, and 93,000 Tradeable Warrants.

The following table summarizes the significant assumptions used in determining the fair value of equity classified warrants on the respective grant or reclassification dates for the year ended December 31, 2023:

2023
Stock price	$4.68 - 5.30
Exercise price	$4.77 - 6.36
Risk-free interest rate	4.07 - 4.40%
Expected volatility	90 - 105%
Expected term (years)	3.86 - 5.00
Expected dividend yield	0.00%

Series A Preferred Stock

As described in Note 8, as a result of the completion of the IPO and as required under the terms of the Knight Debt Conversion Agreement, the Company converted the entirety of the accumulated interest on the Convertible Knight Loan as of March 31, 2022 into 80,965 shares of Series A Preferred Stock at the Conversion Price detailed below. On July 25, 2023, the Company converted 2,162 shares of Series A Preferred Stock into 45,560 shares of Common Stock at the conversion rate detailed below. No shares of Series A Preferred Stock were issued or outstanding as of December, 31, 2022.

The holders of shares of Series A Preferred Stock have the rights, preferences, powers, restrictions and limitations as set forth below.

Voting Rights - The holders of shares of Series A Preferred Stock are not entitled to any voting rights.

Dividends - From and after the date of issuance of any share of Seies A Preferred Stock, cumulative dividends shall accrue, whether or not declared by the Board and whether or not there are funds legally available for the payment of dividends, on a daily basis in arrears at the rate of 6.0% per annum on the sum of the Liquidation Value (as defined below). Accrued dividends shall be paid in cash only when, as and if declared by the Board out of funds legally available therefor or upon a liquidation or redemption of the Series A Preferred Stock. On March 31 of each calendar year, any accrued and unpaid dividends shall accumulate and compound on such date, and are cumulative until paid or converted. Holders of shares of Series A Preferred Stock are entitled to receive accrued and accumulated dividends prior to and in preference to any dividend, distribution, or redemption on shares of Common Stock or any other class of securities that is designated as junior to the Series A Preferred Stock. From the issuance date of the Series A Preferred Stock, or July 14, 2023, to December 31, 2023, accrued dividends on outstanding shares of Series A Preferred Stock totaled $220,714. As of December 31, 2023, the Company has not declared or paid any dividends.

Liquidation Rights - In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of shares of Series A Preferred Stock then outstanding will share ratably in any distribution of the remaining assets and funds of the Company with all other stockholders as if each share of Series A Preferred Stock had been converted by the Company to Common Stock as described below.

Conversion Rights - The Company has the right, in its sole discretion, to convert all or any portion of the outstanding shares of Series A Preferred Stock (including any fraction of a share), plus the aggregate accrued or accumulated and unpaid dividends thereon into a number of shares of Common Stock determined by (i) multiplying the number of shares to be converted by $100 per share, as adjusted for any stock splits, stock dividends, recapitalizations or similar transactions (the “Liquidation Value”), (ii) plus all accrued and accumulated and unpaid dividends on such shares to be converted, and then (ii) dividing the result by the then-effective Conversion Price in effect, provided that such conversion would not result in the holders of shares of Series A Preferred Stock owning more than 19.9% of the outstanding shares of common stock on an as-converted basis. The “Conversion Price” is equal to the lesser of (a) the Liquidation Value, (b) the offering price per share of Common Stock in the Company’s IPO, or (c) the 10-day volume weighted average price per share of Common Stock, as reasonably determined by the Company.